Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Consolidated Statements of Comprehensive Income (Loss)
Net income (loss)	$ 28,507	$ (237,892)
Other comprehensive income (loss):
Unrealized gain (loss) on available-for-sale securities, net of tax	(24)	2
Foreign currency translation adjustments, net of tax	(3)	(1)
Comprehensive income (loss)	$ 28,480	$ (237,891)